INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table presents the change in the balance of intangible assets for the six-month period ended June 30, 2024 and twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Gross carrying amount
Balance at beginning of period	$25,242	$27,568
Additions	182	588
Acquisitions through business combinations	11	74
Dispositions	(12)	(3,485)
Foreign currency translation	(703)	497
Balance at end of period	$24,720	$25,242
Accumulated amortization and impairment
Balance at beginning of period	$(4,396)	$(3,615)
Amortization and impairment expense	(793)	(1,730)
Dispositions	8	1,038
Foreign currency translation	135	(89)
Balance at end of period	$(5,046)	$(4,396)
Net book value	$19,674	$20,846